Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

in 000€	Patents and licenses	Software	Acquired customers, technology	Developed technology and software under construction	Total
Acquisition value
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	—	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	—	(45)	(32)	—	(77)
Transfer between accounts	(109)	1,601	—	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	—	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	—	3,168	6,618
Acquisition of a subsidiary	—	—	7,931	86	8,017
Disposals	(226)	(2,227)	—	(68)	(2,521)
Transfer between accounts	75	47	—	(180)	(58)
Currency translation	(1)	(65)	(1,128)	—	(1,194)
Other	—	—	—	—	—
At December 31, 2020	4,662	11,494	35,484	4,658	56,298
Additions	660	70	—	3,058	3,788
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(153)	(23)	—	(65)	(242)
Transfer between accounts	272	162	2	(496)	(60)
Currency translation	1	6	386	0	393
Other	—	—	—	—	—
At December 31, 2021	5,442	11,709	35,872	7,155	60,177

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization & Impairments
At December 31, 2018	(2,661)	(5,080)	(5,362)	—	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	—	(4,859)
Disposals	—	23	—	—	23
Transfer between accounts	109	(96)	—	—	13
Currency translation	—	(25)	(126)	—	(151)
Other	—	20	16	—	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	—	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	—	(4,709)
Impairments	—	—	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	—	(22)	2,308
Transfer between accounts	0	109	0	0	109
Currency translation	1	14	240	—	255
Other	0	0	0	0	0
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)
Amortization charge for the year	(392)	(1,831)	(2,523)	—	(4,746)
Impairments	—	(231)	—	—	(231)
Disposals	107	23	—	—	131
Transfer between accounts	(1)	(33)	(0)	22	(12)
Currency translation	(1)	(5)	(287)	—	(293)
Other	—	(41)	—	—	(41)
At December 31, 2021	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Net carrying value
At December 31, 2021	2,105	1,869	22,628	5,065	31,668
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At December 31, 2019	1,638	2,927	21,178	1,652	27,395
At January 1, 2019	1,633	3,161	20,217	1,315	26,326